Organization and Nature of Business (Details)	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 HKD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)
Organization and Nature of Business
Accumulated losses				$ 260,172,000		$ 183,004,000
Cash and cash equivalents				97,082,000		86,036,000
Short-term investments				104,493,000		214,915,000
Unutilized bank borrowing facilities			$ 1,141,000,000	$ 146,282,000	$ 931,000,000	$ 119,359,000
Dividends received from equity investees	$ 18,173,000	$ 23,526,000